SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Cash	$ 847,638	$ 707,206	$ 332,227
Cash exposed to movements in foreign exchange rates	808,575	$ 686,481
Effect of exchange rate changes on earnings	$ 57,442